TCG FINANCIAL SERIES TRUST IV

36 N. New York Avenue

Huntington, NY 11743

October 19, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

TCG Financial Series Trust IV, File Nos.: 333-189483, 811-22829

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by TCG Financial Series Trust IV pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.  Pursuant to Rule 497(j) under the 1933 Act, and on behalf of TCG Financial Series Trust IV, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to TCG Financial Series Trust IV's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on October 14, 2016 (SEC Accession No. 0001162044-16-002458).

Questions and comments concerning this letter may be directed to Andrew Davalla at 614-469-3353 at Thompson Hine LLP.

Sincerely,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary, TCG Financial Series Trust IV